Fixed Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fixed Assets, Net [Line Items]
Depreciation expense	$ 86	$ 35	$ 173	$ 60	$ 193	$ 78